Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S‑X Rule 5‑04 and Rule 12‑04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, the VIEs and the VIEs’ subsidiaries.

Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2024 and 2025, except for those which have been separately disclosed in the consolidated financial statements.

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2024	2025
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	24,523	14,265	2,040
Amounts due from subsidiaries	348,316	547,997	78,363
Prepayments and other current assets	7,234	13,699	1,959
Total current assets	380,073	575,961	82,362
Non-current assets
Investments in subsidiaries	13,272,552	14,979,842	2,142,089
Other assets	660	107	15
Total non-current assets	13,273,212	14,979,949	2,142,104
Total assets	13,653,285	15,555,910	2,224,466
LIABILITIES
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs’ subsidiaries	2,903,332	3,559,792	509,039
Short‑term borrowings	—	31,278	4,473
Accruals and other current liabilities	9,947	12,209	1,746
Total current liabilities	2,913,279	3,603,279	515,258
Total liabilities	2,913,279	3,603,279	515,258
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 309,554,410 shares issued, 265,184,774 shares outstanding as of December 31, 2024; 1,889,352,801 shares authorized, 319,554,412 shares issued, 263,659,604 shares outstanding as of December 31, 2025)	205	209	32
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized, 71,342,227 shares issued and outstanding as of December 31, 2024; 110,647,199 shares authorized, 71,342,227 shares issued and outstanding as of December 31, 2025)	41	41	7
Treasury Stock	(328,764)	(493,846)	(70,619)
Additional paid-in capital	3,314,866	3,396,667	485,717
Accumulated other comprehensive income	(29,559)	(27,597)	(3,946)
Retained earnings	7,783,217	9,077,157	1,298,017
Total shareholders’ equity	10,740,006	11,952,631	1,709,208
Total liabilities and shareholders’ equity	13,653,285	15,555,910	2,224,466

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(15,749)	(10,082)	(13,827)	(1,977)
Total operating expenses	(15,749)	(10,082)	(13,827)	(1,977)
Interest expense, net	(73,750)	(5,627)	(869)	(124)
Share of income from subsidiaries	1,152,654	1,097,147	1,676,090	239,678
Others, net	2,790	19,022	15,683	2,243
Income before income tax expense	1,065,945	1,100,460	1,677,077	239,819
Net income attributable to ordinary shareholders	1,065,945	1,100,460	1,677,077	239,819
Other comprehensive income：
Foreign currency translation adjustments, net of tax	7,297	(16,014)	1,962	281
Total comprehensive income attributable to ordinary shareholders	1,073,242	1,084,446	1,679,039	240,100

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash used in operating activities	(58,579)	(43,400)	(1,441)	(206)
Cash flows from investing activities:
Proceeds from disposal of long-term investments	—	—	31,139	4,453
Net cash used in funds to Group companies	(6,040)	—	(201,608)	(28,830)
Net cash used in investing activities	(6,040)	—	(170,469)	(24,377)
Cash flows from financing activities:
Repurchase of common shares	—	—	(202,129)	(28,904)
Dividends to shareholders	(135,620)	(164,433)	(383,137)	(54,788)
Repayments of convertible loans	(1,634,678)	(504,237)	—	—
Proceeds from borrowings from third parties	—	—	31,278	4,473
Net cash provided by funds from Group companies	1,872,954	673,173	692,603	99,041
Exercise of share–based awards	5,880	14,899	23,063	3,298
Net cash provided by financing activities	108,536	19,402	161,678	23,120
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,596	491	(26)	(4)
Net increase/(decrease) in cash, cash equivalents and restricted cash	46,513	(23,507)	(10,258)	(1,467)
Cash, cash equivalents and restricted cash at beginning of the year	1,517	48,030	24,523	3,507
Cash, cash equivalents and restricted cash at end of the year	48,030	24,523	14,265	2,040

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries.

For the Company only condensed financial information, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such assets are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and shares in the subsidiaries are presented as “Share of income from subsidiaries” on the Condensed Statements of Operations and Comprehensive Income. The parent company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.